Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 4,765,031	$ 7,805,859
Accounts receivable, net	623,757	503,820
Inventories	1,923,510	1,990,925
Other current assets	2,544,660	3,639,417
Total current assets	9,856,958	13,940,021
Non-current assets
Property and equipment	2,000,307	2,653,810
Operating lease right of use assets	944,010	907,418
Intangible assets	281,916	351,212
Other non-current assets	11,950,000	11,950,000
Total non-current assets	15,176,233	15,862,440
Total assets	25,033,191	29,802,461
Current liabilities
Short-term financial liabilities, net	1,778,704	3,694,936
Accounts payable	1,958,097	4,076,540
Operating lease liabilities	658,394	620,095
Deferred revenue	2,360,518	2,129,152
Accrued expenses and other current liabilities	4,177,515	3,868,532
Total current liabilities	10,933,228	14,389,255
Non-current liabilities
Long-term financial liabilities, net	85,906,657	82,116,160
Operating lease liabilities, net of current portion	144,620	135,715
Employee benefit liabilities	341,214	249,215
Total non-current liabilities	86,392,491	82,501,090
Total liabilities	97,325,719	96,890,345
Commitments and contingencies (Note 12)
Stockholders’ equity
Common stock	8,608	8,604
Treasury shares	(367,632)	(367,632)
Share premium	123,984,277	121,762,359
Accumulated other comprehensive loss	(7,557,999)	(7,557,999)
Accumulated deficit	(188,359,782)	(180,933,216)
Total stockholders’ equity	(72,292,528)	(67,087,884)
Total liabilities and stockholders’ equity	$ 25,033,191	$ 29,802,461